Document and Entity Information	Apr. 23, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2025
Entity File Number	001-42253
Entity Registrant Name	Silexion Therapeutics Corp
Entity Central Index Key	0002022416
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	12 Abba Hillel Road
Entity Address, City or Town	Ramat-Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250606
City Area Code	972
Local Phone Number	8-6286005
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Ordinary Shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0009 per share
Trading Symbol	SLXN
Security Exchange Name	NASDAQ
Warrants exercisable for Ordinary Shares at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants exercisable for Ordinary Shares at an exercise price of $103.50 per share
Trading Symbol	SLXNW
Security Exchange Name	NASDAQ